RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Jul. 18, 2016
Related Party Transaction [Line Items]
Net borrowings on loan payable - related party	$ 0	$ 0	$ 0	$ 803,394
Loan payable-related party	32,427,346		31,254,345	26,233,598	$ 3,500
Interest expenses bearing			$ 90,000
Percentage of interest expense due to related party			12.00%
Interest accrued related party	19,275		$ 15,660	2,700
Consulting fees for research and development	882,015	1,001,734	3,578,981	2,258,819
Deferred salary			108,000
Stock based compensation	115,721	161,500	740,050	2,158,050
Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period redeemable option			1,500,000
Employment Agreement [Member]
Related Party Transaction [Line Items]
Incentive compensation payable	$ 1,042,000		979,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable			499,500	479,500
Balance of incentive compensation payable			$ 979,000	479,500
Stock issued during period redeemable option				$ 1,500,000
Chief Executive Officer [Member] | Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Share price	$ 1,000		$ 1,000	$ 1,000
Stock issued during period redeemable option, shares				1,500
Stock based compensation				$ 1,500,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable	$ 63,000	$ 161,500
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable-related party	243,256		$ 206,516	$ 193,556
Balance due to related party	139,250		108,000
Interest expenses bearing	$ 133,000		$ 108,000
Percentage of interest expense due to related party	12.00%		12.00%